Inventories - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Inventories [Abstract]
Low value consumables	$ 36,086	$ 40,837
Merchandised goods	557,287	519,145
Consignment inventories
Provision for obsolete inventories
Total	$ 593,373	$ 559,982